MAJOR CUSTOMERS/VENDORS (Details)	12 Months Ended
	Dec. 31, 2015 Customers Vendors	Dec. 31, 2014 Customers Vendors
Risks and Uncertainties [Abstract]
Number of major customers accounting for 100% of annual sales | Customers	3	3
Number of major vendors accounting for 100% of pigment purchases | Vendors	1	1